Intangible assets, net (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 1,661,258	¥ 11,941,786	¥ 11,941,786
Less: accumulated amortization	(1,125,040)	(8,087,239)	(8,087,239)
Less: intangible assets impairment loss	(536,218)	(3,854,547)	(3,854,547)
Total
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	180,847	1,300,000	1,300,000
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	1,424,766	10,241,786	10,241,786
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 55,645	¥ 400,000	¥ 400,000